Business Combination and Reverse Recapitalization	12 Months Ended
Dec. 31, 2025
Business Combination and Reverse Recapitalization [Abstract]
Business Combination and Reverse Recapitalization

Note 3 – Business Combination and Reverse Recapitalization

Business Combination

On March 18, 2024, the Company entered into a Business Combination Agreement with ShoulderUp, ShoulderUp Merger Sub, Inc., SEI Merger Sub, Inc. and the Legacy Company.

On June 18, 2025, the Company consummated its Business Combination pursuant to the terms of the Business Combination Agreement. The Business Combination was structured as follows:

●	At the Closing, each ordinary share of ShoulderUp that was not redeemed or converted was exchanged for one share of CID Holdco Inc. Common Stock. Each issued and outstanding unit of ShoulderUp (“Unit”) was automatically separated into (i) one ordinary share and (ii) one-half of one warrant. Each whole warrant is exercisable to purchase one ordinary share at an exercise price of $11.50 per share.

●	A total of 506,589 shares of Common Stock were issued to the public shareholders of ShoulderUp. An additional 6,698,333 shares were issued to ShoulderUp’s officers and directors, ShoulderUp Technology Sponsor LLC (the “Sponsor”), and each transferee of founder shares.

●	1,345,001 shares of Common Stock were issued to certain original public shareholders who had previously agreed not to redeem their shares.

●	482,500 shares of Common Stock were issued to the holders of the ShoulderUp bridge loan to partially settle the outstanding loan balance at Closing. Lastly, 150,000 shares were issued to legal services provider DLA Piper LLP to partially settle outstanding service fees, pursuant to the Expense Release and Payment Agreement executed on June 3, 2025.

●	All of SEE ID’s 108,975,000 Common Stock issued and outstanding immediately prior to the Closing was canceled and converted into 12,210,718 shares of the Company’s Common Stock after giving effect to the exchange ratio of 0.11205.

●	2,909,057 shares of Common Stock were issued to the SEE ID SAFE note holders.

●	11,205 shares of Common Stock were issued in exchange for financial advisory services at Closing.

●	3,323,536 shares of Common Stock were issued to three major PIPE investors.

●	The Company assumed 15,654,983 public and private warrants of ShoulderUp, net of 20,017 forfeitures.

Redemption

Prior to the Closing, certain public shareholders of ShoulderUp exercised their rights to redeem certain ordinary shares for funds previously held in the trust account, resulting in the redemption of 2,000 ordinary shares for an aggregate payment of approximately $22,019. After redemptions, there was a total of 506,589 ordinary shares, which were converted into Common Stock in connection with the Business Combination, and approximately $5.58 million remained in the trust account.

Share Ownership Upon Closing

The number of shares of Common Stock issued in connection with the Business Combination and subsequent equity conversion was as follows:

Common Stock
Ordinary shares, outstanding prior to the Business Combination	508,589
Less: Redemption of ordinary shares	(2,000)
Ordinary shares held by ShoulderUp’s officers and directors, the Sponsor and each transferee of founder shares	6,698,333
Ordinary shares held by non-redemption share holders	1,345,001
Ordinary shares held by ShoulderUp bridge loan holder	482,500
Ordinary shares held by DLA Piper, LLP	150,000
Common Stock issued to holders of SEE ID Inc.	12,210,718
Common Stock issued to SEE ID SAFE note holders	2,909,057
Common Stock issued to StartUpNV	11,205
Common Stock issued to PIPE investors	3,323,536
Common Stock Upon the Business Combination	27,636,939

The Legacy Company incurred $2,726,183 in transaction costs in connection with the Business Combination, which was determined not to be a capital-raising transaction for the Legacy Company. The $2,726,183 consists of the following:

●	$1,003,500 in assumed expenses from ShoulderUp for financial advisory services provided by Cohen Capital Markets;

●	$156,870 for financial advisory services provided by a financial advisor;

●	$295,000 in registration fees paid to Nasdaq Corporate Solutions, LLC;

●	$271,079 paid to Continental Stock Transfer & Trust Co.;

●	$126,812 paid to Edgar Agents, LLC; and

●	$872,922 in bonus expenses related to the successful closing of the Business Combination.

The following tables reconcile elements of the Business Combination to the Company’s consolidated financial statements, and should be read in conjunction with the footnotes referenced above:

Recapitalization
Closing proceeds
Proceeds from Trust account	$5,577,304
Proceeds from PIPE investors	10,837,643
Proceeds from legacy ShoulderUp bank accounts	74,501
Closing disbursements
Less: Payment to purchase founder shares	(5,000,000)
Net cash proceeds from the Business Combination	$11,489,448
Noncash activities
Conversion of SAFE notes to equity	40,726,793
Conversion of short-term debt to equity	8,597,749
Transaction costs paid in shares	156,870
Less: Accrued taxes assumed from ShoulderUp	(3,913,668)
Less: Short-term debt assumed from ShoulderUp	(900,000)
Net equity impact of the Business Combination	$56,157,192
Par value of common stock issued	(1,543)
Total Impact of Business Combination on additional paid-in capital	$56,155,649

Bridge Loan Agreements

For the year ended December 31, 2025, the Legacy Company entered into unsecured bridge loan agreements with two major lenders, totaling $2,850,000 in principal. These loans bear interest at an annual rate of 20%, calculated on a 365-day basis, and include a minimum interest provision requiring payment of at least 8% or 10% of the principal amount if repaid prior to their six-month maturity dates. As of the date of Closing, the Company recorded an accrued interest liability of $280,000, which was settled at Closing.

Prior to the Closing of the Business Combination, one of the lenders elected to convert a portion of its outstanding principal and accrued interest into 614,125 shares of Common Stock, based on a conversion price of $4.00 per share. The other lender opted to receive full repayment in cash.

The table below summarizes the transaction:

Bridge Loans	Effective Date	Amount	Interest at closing	Payback in Cash	Payback in shares at $4/share	Shares
Bridge loan 1*	1/29/2025	$1,500,000	$150,000	$(193,500)	$1,456,500	364,125
Bridge loan 2*	4/9/2025	500,000	50,000	(50,000)	500,000	125,000
Bridge loan 3*	5/7/2025	500,000	50,000	(50,000)	500,000	125,000
Bridge loan 4	3/29/2025	100,000	10,000	(110,000)	-	-
Bridge loan 5	6/5/2025	250,000	20,000	(270,000)	-	-
Total		$2,850,000	$280,000	$(673,500)	$2,456,500	614,125

*	Bridge loans from this investor had an aggregate principal amount of $2,500,000. At the Closing of the Business Combination, the investor received a cash payment of $293,500, consisting of $250,000 in minimum 10% interest and $43,500 in principal repayment. In addition, the investor received 614,125 shares of Common Stock in exchange for $2,456,500 of combined principal and accrued interest, based on a per share price of $4.00.

In connection with the bridge loan conversion, the Company derecognized a liability of $2,456,500 upon issuing 614,125 shares of Common Stock and recognized a total loss on debt extinguishment of $6,141,250, based on the fair value of the Common Stock at the Closing of $14.00 per share.

PIPE Investments

In connection with the Business Combination, the Company entered into a private investment in public equity (“PIPE”) financing agreement with certain accredited investors. Pursuant to the PIPE subscription agreements, these investors committed to purchase an aggregate of 2,709,411 shares of Common Stock at a price of $4.00 per share, for total gross proceeds of $10,837,643. The PIPE investment provided additional capital to support the Company’s post-closing operations and was consummated concurrently with the Closing of the Business Combination. Following table illustrates the breakdown of all PIPE investments.

PIPE	Effective Date	Amount	Shares
PIPE 1	6/16/2025	$2,814,500	$703,625
PIPE 2	6/10/2025	1,000,000	250,000
PIPE 3	6/17/2025	7,023,143	1,755,786
Total PIPE		$10,837,643	$2,709,411

In connection with the Business Combination, the Company assumed an excise tax liability of $3,905,240 and a franchise tax liability of $8,428, both of which were incurred prior to the Closing and were recorded as assumed obligations from the reverse recapitalization transaction. Accordingly, the Company recorded a total accrued tax liability of $3,913,668 related to the Business Combination.

The U.S. Treasury issued final regulations under Section 58.4501-2(e) clarifying the application of the 1% stock repurchase excise tax imposed by the Inflation Reduction Act. The regulations provide that redemptions of stock issued prior to August 16, 2022 are exempt from the excise tax if the shares were subject to mandatory redemption or stockholder put rights from issuance through redemption. The Company’s SPAC redemptions qualified for this exemption because the shares were issued before August 16, 2022 and were continuously subject to contractual redemption rights, including mandatory redemption and stockholder put options, which were redeemed in connection with extension votes. As a result, the previously recorded excise tax liability of $3,905,240 was written off as of December 31, 2025, with a corresponding adjustment to additional paid-in capital.